Income taxes, Components of Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Revaluation (loss) gain on digital assets through other comprehensive income or loss	$ (118,589)	$ 57,695
Tax recovery	15,049	164
Revaluation (loss) gain on digital assets through other comprehensive income or loss, net of tax	$ (103,540)	$ 57,859